FPS SERVICES, INC.
                       3200 Horizon Drive
                     King of Prussia, PA 19406

October 2, 1997


Securities and Exchange Commission
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 20549


Re:  Stratton Monthly Dividend Shares, Inc. (the "Registrant")
     1940 Act File No. 811-2240
     1933 Act File No. 2-42379

To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement to the Prospectus and Statement of Additional Information dated May 15, 1997, as supplemented October 2, 1997.

The purpose of this filing is to inform prospective shareholders of the Funds' Proxy record date and meeting, in which shareholders will be asked to vote on a change in the Investment Concentration.

Should you have any questions, comments or require further information, I can be reached directly at 800-441-6580 extension 4745.Thank you for your continued courtesy and cooperation.

Sincerely,

/s/ William J. Baltrus

William J. Baltrus
Manager, Corporate Compliance
Filed pursuant to rule 497 (e) under the Securities Act of 1933
                  Registration Number 2-42379

             STRATTON MONTHLY DIVIDEND SHARES, INC.

               Supplement dated October 2, 1997
to the Prospectus & Statement of Additional Information dated May 15, 1997

Shareholders of record on October 1, 1997 will be asked to vote on a change in the Fund's policy on concentration of its investments. If approved by shareholders, the new concentration policy would read:

"The Fund will invest at least 25% of its assets in securities of real estate investment trusts."